Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 9
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2023